Schedule Of Delinquent Participant Contributions (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
EPB 005 [Member]
Employee Benefit Plan, Schedule of Delinquent Participant Contribution [Line Items]
Contributions Corrected Outside VFCP	$ 4,281